UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
                                              ------------
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                  The Cincinnati Casualty Company
Address:               6200 South Gilmore Road
                       Fairfield, Ohio 45014

13F File Number:       028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting
   Manager:

Name:       Martin F. Hollenbeck
Title:      Chief Investment Officer
Phone:      (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck        Fairfield, Ohio         May 2, 2013


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:   N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers             1
                                              -----------
Form 13F Information Table Entry Total        23
                                              -----------
Form 13F Information Table Value Total        76,603
                                              -----------
                                              (thousands)

List of Other Included Managers:

No.     File No.        Name
01      028-10798       Cincinnati Financial Corporation


                             COLUMN 2 COLUMN 3   COLUMN 4              COLUMN 5              COLUMN 6      COLUMN 7      COLUMN 8
NAME OF ISSUER               TITLE    CUSIP      FMV (000) SHRS/PRN AMT SH/PRN  PUT/CALL   INVESTMENT DIS  OTH MGRS SOLE SHARED NONE
                             OF CLASS
AUTOMATIC DATA PROCESSING    COMMON   053015103   4,682      72,000     SH         -       SHARED-OTHER      01      -   72,000  -
BLACKROCK INC                COMMON   09247X101   2,569      10,000     SH         -       SHARED-OTHER      01      -   10,000  -
DOVER CORP                   COMMON   260003108   6,559      90,000     SH         -       SHARED-OTHER      01      -   90,000  -
DUKE ENERGY CORP             COMMON   26441C204   4,813      66,300     SH         -       SHARED-OTHER      01      -   66,300  -
EMERSON ELECTRIC CO          COMMON   291011104   5,028      90,000     SH         -       SHARED-OTHER      01      -   90,000  -
GENERAL MILLS INC            COMMON   370334104   4,043      82,000     SH         -       SHARED-OTHER      01      -   82,000  -
GENUINE PARTS CO             COMMON   372460105   1,170      15,000     SH         -       SHARED-OTHER      01      -   15,000  -
HASBRO INC                   COMMON   418056107   1,867      42,500     SH         -       SHARED-OTHER      01      -   42,500  -
HONEYWELL INTERNATIONAL INC  COMMON   438516106   3,768      50,000     SH         -       SHARED-OTHER      01      -   50,000  -
INTEL CORP                   COMMON   458140100     917      42,000     SH         -       SHARED-OTHER      01      -   42,000  -
JOHNSON & JOHNSON            COMMON   478160104   2,038      25,000     SH         -       SHARED-OTHER      01      -   25,000  -
JP MORGAN CHASE              COMMON   46625H100   4,414      93,000     SH         -       SHARED-OTHER      01      -   93,000  -
LEGGETT & PLATT INC          COMMON   524660107   1,605      47,500     SH         -       SHARED-OTHER      01      -   47,500  -
LINEAR TECHNOLOGY CORP       COMMON   535678106   1,381      36,000     SH         -       SHARED-OTHER      01      -   36,000  -
MICROCHIP TECHNOLOGY INC     COMMON   595017104   1,360      37,000     SH         -       SHARED-OTHER      01      -   37,000  -
MICROSOFT CORP               COMMON   594918104   2,288      80,000     SH         -       SHARED-OTHER      01      -   80,000  -
NUCOR CORP                   COMMON   670346105   1,038      22,500     SH         -       SHARED-OTHER      01      -   22,500  -
PFIZER INC                   COMMON   717081103   6,823     236,400     SH         -       SHARED-OTHER      01      -  236,400  -
PRAXAIR INC                  COMMON   74005P104   2,789      25,000     SH         -       SHARED-OTHER      01      -   25,000  -
SPECTRA ENERGY CORP          COMMON   847560109   9,669     314,450     SH         -       SHARED-OTHER      01      -  314,450  -
UNITED TECHNOLOGIES CORP     COMMON   913017109   3,737      40,000     SH         -       SHARED-OTHER      01      -   40,000  -
US BANCORP                   COMMON   902973304   2,714      80,000     SH         -       SHARED-OTHER      01      -   80,000  -
WISCONSIN ENERGY CORP        COMMON   976657106   1,330      31,000     SH         -       SHARED-OTHER      01      -   31,000  -
                                                 76,603